CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 92,700	$ 13,500	¥ 128,021
Restricted cash	618	90	8,276
Accounts receivable, net	790	115	832
Inventory, net	110,900	16,147	426,257
Loans recognized as a result of payments under guarantees, net of provision for credit losses of RMB324,371 and RMB10,337 as of March 31, 2022 and 2023, respectively			54,888
Other receivables, net of provision for credit losses of RMB30,251 and RMB26,541 as of March 31, 2022 and 2023, respectively	15,345	2,234	166,006
Forward contract assets			36
Prepaid expenses and other current assets	61,390	8,939	90,012
Total current assets	281,749	41,025	874,328
Noncurrent assets:
Property, equipment and software, net	63,725	9,279	34,531
Long-term investments	288,712	42,040	288,756
Other non-current assets			24,000
Right-of-use assets, net	84,461	12,298	29,584
Total noncurrent assets	436,898	63,617	376,871
Total assets	718,647	104,642	1,251,199
Current liabilities
Accounts payable	80,668	11,746	92,534
Guarantee liabilities			179
Other payables and other current liabilities	344,502	50,163	674,333
Warrant liabilities	8	1	196,390
Short-term borrowing	20,000	2,912
Current portion of long-term borrowing			233,000
Current portion of long-term debt	158,736	23,114	102,206
Total current liabilities	603,914	87,936	1,298,642
Noncurrent liabilities
Consideration payable to Webank	58,559	8,527	107,642
Operating lease liabilities	77,462	11,279	10,866
Long-term borrowings	291,950	42,511
Long-term debt	264,560	38,523	817,648
Total noncurrent liabilities	692,531	100,840	936,156
Total liabilities	1,296,445	188,776	2,234,798
Commitments
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, 1,000,000,000 and 1,720,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 400,524,323 and 1,151,221,338 shares issued and outstanding as of March 31, 2022 and 2023, respectively)	1,245,721	181,391	526,484
Subscription receivable from shareholders	(550,074)	(80,097)
Total Mezzanine equity	695,647	101,294	526,484
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 9,000,000,000 and 8,280,000,000 shares authorized as of March 31, 2022 and 2023, respectively; 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2022; 1,370,016,554 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023)	806	117	782
Additional paid-in capital	15,451,803	2,249,957	14,254,109
Accumulated other comprehensive income	220,185	32,061	288,461
Accumulated deficit	(16,900,000)	(2,467,538)	(16,053,272)
Total UXIN LIMITED shareholders' deficit	(1,273,270)	(185,403)	(1,509,920)
Non-controlling interests	(175)	(25)	(163)
Total shareholders' deficit	(1,273,445)	(185,428)	(1,510,083)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 718,647	$ 104,642	¥ 1,251,199